Tax - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Income Taxes [Line Items]
Net deferred tax liabilities	£ 6,765	£ 4,815	£ 4,446
Deferred tax assets	428	455
Net operating losses
Disclosure Of Income Taxes [Line Items]
Net deferred tax liabilities	(428)	£ (455)
Deferred tax assets	418
Capital losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	£ 10